GE INSTITUTIONAL FUNDS

U.S. Equity Fund

U.S. Large-Cap Core Equity Fund

Premier Growth Equity Fund

Small-Cap Equity Fund

S&P 500 Index Fund

International Equity Fund

Income Fund

Strategic Investment Fund

Money Market Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated November 11, 2013

To the Statutory Prospectus dated January 28, 2013, as supplemented on May 1, 2013

Effective November 11, 2013, U.S. Bancorp Fund Services, LLC will replace BNY Mellon Asset Servicing as the transfer agent for the Funds. In connection with this change, the statutory prospectus (“Prospectus”) for the Funds is revised as indicated below:

The mailing addresses in the Summary Section for each Fund in the Prospectus are deleted in their entirety and replaced with the following:

Sending a written request by mail to:

GE Institutional Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

GE Institutional Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

On page 62 of the Prospectus, the mailing addresses in the section entitled “How to Invest—Opening an Account” are deleted in their entirety and replaced with the following:

GE Institutional Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

For overnight package delivery, send to:

GE Institutional Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

On page 63 of the Prospectus, the third paragraph under the section entitled “How to Invest—How to Buy Shares” is deleted in its entirety and replaced with the following:

Investors also may purchase shares directly from the transfer agent by wiring federal funds from a U.S. banking institution to:

U.S. Bank, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202-5207

ABA #075000022

Credit: U.S. Bancorp Fund Services, LLC

Account #112-952-137

Further Credit:

(name of Fund to be purchased)

(shareholder registration)

(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

On page 63 and page 64 of the Prospectus, under the section entitled “How to Invest—How to Redeem Shares,” the subsections entitled “By Mail,” “By Telephone,” and “By Wire” are deleted in their entirety and replaced with the following:

By Mail:

Send a signed written request, stating the share class and number of shares or specific dollar amount you want to sell. Your signature(s) must appear exactly as it does on the account registration or authorized signors list.

Mail to:

GE Institutional Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

GE Institutional Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

A signature guarantee is required for any redemption:

•	In excess of $50,000;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the transfer agent within the last 30 days; or
•	When ownership of an account is being changed.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Funds and/or the transfer agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

By Telephone

Shares of a Fund, with a value of $50,000 or less, may be redeemed by calling the transfer agent at 1-800-242-0134.

Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures to authenticate the caller.

Once a telephone transaction has been placed, it cannot be canceled or modified.

Telephone transactions must be received before the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

By Wire

You may redeem your shares by telephone and have the proceeds of the sale wired to a bank that is permitted to conduct business in the United States instead of receiving a check.

•	Minimum wire amount $1,000
•	Include your account number, share class and specific dollar amount you want to redeem in your wire request. Wire instructions must have been provided during initial account setup or subsequently by written request signed by all registered shareholders with a signature guarantee.

Mail your signed, signature guaranteed written request to establish wire privileges to:

GE Institutional Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Or call the Distributor at 1-800-242-0134.

On page 66 of the Prospectus, under the section entitled “How to Invest,” the subsection entitled “Medallion Signature Guarantee” is deleted in its entirety and replaced with the following:

Signature Guarantee

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. The Funds may require additional information for redemptions made by corporations, executors, administrations, trustees, guardians or persons utilizing a power of attorney. A redemption request will not be deemed received in good order until the Funds have received all information typically required to assure the security of a particular account.

On the back cover page of the Prospectus, the section entitled “Transfer Agent” is deleted in its entirety and replaced with the following:

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

This Supplement should be retained with your

Prospectus for future reference.